Fees Summary	Sep. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 689,000
Previously Paid Amount	0.00
Total Fee Amount	101.70
Total Offset Amount	0.00
Net Fee	101.70
Narrative - Max Aggregate Offering Price	$ 689,000
Final Prospectus	true